SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles	Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services - Insurance (Topic 944)
This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:
1. Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. The ASU also prescribes the discount rate to be used in measuring the liability for future policy benefits for traditional and limited payment long-duration contracts.

2. Measurement of Market Risk Benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk.

3. Amortization of deferred acquisition costs. The ASU simplifies the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts.

4. Expanded footnote disclosures. The ASU requires additional disclosures including information about significant inputs, judgements, assumptions and methods used in measurement.
On January 1, 2023, the Company adopted the new accounting standard ASU 2018-12 using the modified retrospective approach, except for MRBs which will use the full retrospective approach.

Refer to “Transition impact of ASU 2018-12, Financial Services- Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts” section within this note for further details.
The following table presents the effect of transition adjustment to total equity resulting from the adoption of ASU 2018-12 as of January 1, 2021:

	Retained Earnings	Accumulated Other Comprehensive Income	Total
	(in millions)
Liability for future policy benefits	$(2)	$(819)	$(821)
Market risk benefits	(3,402)	(904)	(4,306)
DAC	—	467	467
Unearned revenue liability and sales inducement assets (1)	—	(128)	(128)
Total transition adjustment before taxes	(3,404)	(1,384)	(4,788)
Income taxes	715	291	1,006
Total adjustment (net of taxes)	$(2,689)	$(1,093)	$(3,782)
______________
(1)    Unearned revenue liability included within liability for future policy benefits financial statement line item in the consolidated balance sheets. Sales inducement assets are included in other assets in the consolidated balance sheets.

Market Risk Benefit, Activity
The following table summarizes the balance of and changes in the net liability position of market risk benefits on January 1, 2021 resulting from the adoption of ASU 2018-12:

	GMxB Legacy	GMxB Core	Purchased MRB	Total
	(in millions)
Balance, December 31, 2020	$19,891	$2,206	$(2,943)	$19,154
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	(70)	(4)	—	(74)
Adjustments for the cumulative effect of the changes in the instrument-specific credit risk between the original contract issuance date and the transition date	461	505	5	971
Adjustments for the remaining difference (exclusive of the instrument specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurement for the MRB	4,122	(563)	(194)	3,365
Balance, January 1, 2021 (1)	$24,404	$2,144	$(3,132)	$23,416
______________
(1)    MRB transition table not inclusive of the following transition adjustments to retained earnings and AOCI including EQUI-VEST of $43 million, SCS of $21 million and Group Retirement EQUI-VEST of $(20) million.
The following table presents the balances and changes to the balances for the market risk benefits for the GMxB benefits on deferred variable annuities for the twelve months ended and as of December 31, 2022 and 2021.

	December 31, 2022					December 31, 2021
	GMxB Core	GMxB Legacy	Purchased MRB Legacy (3)	Net Legacy	GMxB Core	GMxB Legacy	Purchased MRB Legacy (3)	Net Legacy
	(Dollars in millions)
Balance, beginning of the period (“BOP”)	$1,061	$20,236	$(14,293)	$5,943	$2,143	$24,405	$(3,131)	$21,274
Balance BOP before changes in the instrument specific credit risk	666	19,719	(14,287)	5,432	$1,639	23,944	(3,136)	20,808
Model changes and effect of changes in cash flow assumptions	(5)	317	(137)	180	(279)	(196)	73	(123)
Actual market movement effect	1,060	3,402	(1,278)	2,124	(715)	(2,968)	767	(2,201)
Interest accrual	37	731	(493)	238	7	196	(124)	72
Attributed fees accrued (1)	395	882	(298)	584	386	917	(196)	721
Benefit payments	(36)	(1,179)	669	(510)	(14)	(901)	350	(551)
Actual policyholder behavior different from expected behavior	19	142	(103)	39	40	78	34	112
Changes in future economic assumptions	(1,596)	(8,700)	5,489	(3,211)	(397)	(1,351)	(907)	(2,258)
Issuances	(2)	—	—	—	(1)	—	(11,148)	(11,148)
Balance EOP before changes in the instrument-specific credit risk	538	15,314	(10,438)	4,876	$666	19,719	(14,287)	5,432
Changes in the instrument-specific credit risk (2)	1	(615)	(54)	(669)	395	517	(6)	511
Balance, end of the period (“EOP”)	$539	$14,699	$(10,492)	$4,207	$1,061	$20,236	$(14,293)	$5,943

Weighted-average age of policyholders (years)	63.6	72.6	67.6	N/A	62.6	72.0	67.0	N/A
Net amount at risk	$3,517	$22,631	$10,753	N/A	$1,115	$15,901	$6,341	N/A
___________
(1)    Attributed fees accrued represents the portion of the fees needed to fund future GMxB claims.
(2)    Changes are recorded in OCI.
(3)    Purchased MRB is the impact of non-affiliated reinsurance.
The following table reconciles market risk benefits by the amounts in an asset position and amounts in a liability position to the market risk amounts in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022					December 31, 2021
	Direct Asset	Direct Liability	Net Direct MRB	Purchased MRB	Total	Direct Asset		Direct Liability		Net Direct MRB		Purchased MRB		Total
	(in millions)

GMxB Legacy	$(51)	$14,749	$14,698	$(10,493)	$4,205	$(47)		$20,282		$20,235		$(14,293)		$5,942
GMxB Core	(375)	914	539	—	539	(236)		1,297		1,061		—		1,061
Other (1)	(52)	88	36	3	39	(32)		93		60		3		63
Total	$(478)	$15,751	$15,273	$(10,490)	$4,783	$(315)	—	$21,672	—	$21,356	$—	$(14,290)	$—	$7,066
______________
(1) Other primarily includes Individual EQUI-VEST MRB.
Deferred Income
The following tables summarize the balance of and changes in sales inducement assets and unearned revenue liability on January 1, 2021 resulting from the adoption of ASU 2018-12:

	Unearned Revenue Liability			Total
	UL	VUL	IUL

Balance, December 31, 2020	$31	$382	$—	$413
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	29	99	—	128
Balance, January 1, 2021	$60	$481	$—	$541

	Sales Inducement Assets		Total
	GMxB Legacy	GMxB Core
	(in millions)
Balance, December 31, 2020	$246	$158	$404
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	—	—	—
Balance, January 1, 2021	$246	$158	$404

Liability for Future Policy Benefit, Activity	The following table summarizes the balance of and changes in liability for future policy benefits on January 1, 2021 resulting from the adoption of ASU 2018-12:

	Term	Payout	Group Pension	Health	Total
	(in millions)
Balance, December 31, 2020	$1,415	$3,047	$771	$2,100	$7,333
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	—	(171)	(85)	(100)	(356)
Effect of remeasurement of liability at current single A rate	559	531	94	300	1,484
Balance, January 1, 2021 (1)	1,974	3,407	780	2,300	8,461
Less: Reinsurance recoverable	(372)	—	—	(1,837)	(2,209)
Balance, January 1, 2021, net of reinsurance	$1,602	$3,407	$780	$463	$6,252
______________
(1) LFPB transition table not inclusive of the following transition adjustments to AOCI including PFBL of $30 million, premium deficiency reserve (“PDR”) of $(146) million, Rider Reserves, Term Reinsurance of $(79) million and Other of $(111) million, which primarily consists of DI Ceded, DI Assumed and Reinsurance Assumed.